Summary of Significant Accounting Policies (Details) - Schedule of consolidation of variable interest entity - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Variable Interest Entity [Line Items]
Cash	$ 600,489		$ 922,197
Inventories	117,972		121,733
Due from related parties	9,626
Other current assets	76,447		51,004
Long-term investment	1,064,989		1,100,294
Goodwill	219,013		227,683
Property and equipment, net	2,018,266		2,278,091
Deposits for plant, property and equipment	45,056,311		45,755,946
Intangible assets	77,544
Right of use assets	68,116
Other noncurrent assets	83,278		131,266
Total Assets	49,392,051		50,588,214
Accounts payable	87,727
Unearned income	28,986
Other current liabilities	184,050		666,841
Lease liabilities, current	31,617
Lease liabilities, noncurrent	21,618
Total Liabilities	353,998		$ 666,841
Revenue	633,192	$ 1,304,789
Net income (loss)	$ 1,009,134	$ (3,786,006)